Investments in Associates and Joint Arrangements (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summarized Financial Information on the Bank's Investment
The following table presents the summarized financial information on the Bank’s investment in the associate:

Summarized statement of financial position	12/31/2022	12/31/2021
Total assets	127,243	173,171
Total liabilities	15,965	24,560
Shareholders’ equity	111,278	148,611

Proportional Bank’s interest	5%	5%

Investment carrying amount	5,564	7,431

The following table presents the summarized financial information on the Bank’s interest in the associate:

Summarized statement of financial position	12/31/2022	12/31/2021
Total assets	4,321,080	3,630,568
Total liabilities	446,741	306,601
Shareholders’ equity	3,874,339	3,323,967
Irrevocable capital contributions made during 2022 pending capitalization (see note 1)	(4,596,480)
Adjusted Shareholders’ equity	(722,141)	3,323,967

Proportional Bank’s interest (see note 1)	8.9927%	10.0197%

Equity interest	(64,940)	333,052

Irrevocable capital contribution made in January and July 2022 (see note 1)	487,899

Investment carrying amount	422,959	333,052

Summarized Financial Information on the Bank's Investment
The following table presents the summarized financial information on the Bank’s investment in the UTE:

Summarized statement of financial position	12/31/2022	12/31/2021
Total assets	1,551,310	1,381,302
Total liabilities	265,824	321,017
Shareholders’ equity	1,285,486	1,060,285

Proportional Bank’s interest	50%	50%

Investment carrying amount	642,743	530,143

The following table presents the summarized financial information on the Bank in this company, which as explained in note 3, section 3.5 “Investment in associates and joint arrangements”, is measured at equity method plus goodwill:

Summarized statement of financial position	12/31/2022	12/31/2021
Total assets	50,945	75,747
Total liabilities	8,287	7,967
Shareholders’ equity	42,658	67,780

Proportional Bank’s interest	50%	50%

Equity interest	21,329	33,890

Goodwill	49,004	49,004

Investment carrying amount	70,333	82,894